Note 1 - The Company (Details) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2010	Dec. 31, 2009
Note 1 - The Company (Details) [Line Items]
Number of Operating Segments	1	1
Number of Mortgage Investments	3	3	3
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		9.32%
Minimum Percentage of Taxable Income Distributed to Shareholders, Maintain REIT Status		90.00%
Gyrodyne Special Distribution LLC [Member] | Consolidation, Eliminations [Member]
Note 1 - The Company (Details) [Line Items]
Mortgage Loans on Real Estate (in Dollars)	13,130,800		$ 13,130,800
Financing Receivable, Gross (in Dollars)	3,000,459		3,000,459
Gyrodyne Special Distribution LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Note 1 - The Company (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount (in Dollars)			3,500,000
Gyrodyne Special Distribution LLC [Member] | Maximum [Member]
Note 1 - The Company (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount (in Dollars)				2,500,000
Gyrodyne Special Distribution LLC [Member]
Note 1 - The Company (Details) [Line Items]
Percentage Of Real Estate Owned	100.00%		100.00%
Number of Real Estate Properties	4		4
Investment Interest Rate	5.00%
Variable Interest Entity, Primary Beneficiary [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Note 1 - The Company (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount (in Dollars)			3,500,000
Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Note 1 - The Company (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount (in Dollars)					2,500,000
Medical office park [Member] | Controlled By Parent Company [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property				131,000
Number of Real Estate Properties	2		2
Number of Units in Real Estate Property				10
Medical office park [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property		131,000
Number of Units in Real Estate Property				14
Multi-Tenant Industrial Park [Member] | Controlled By Parent Company [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property				130,000
Multi-Tenant Industrial Park [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property		130,000
Controlled By Parent Company [Member] | St. James, New York [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property				68
The Grove [Member]
Note 1 - The Company (Details) [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	9.32%					9.99%	20.00%
Consolidation, Eliminations [Member]
Note 1 - The Company (Details) [Line Items]
Financing Receivable, Gross (in Dollars)	(3,000,459)		$ (3,000,459)
St. James, New York [Member]
Note 1 - The Company (Details) [Line Items]
Area of Real Estate Property		68